5. LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
LONG-TERM INVESTMENTS
Company's share of the loss of the joint venture	$ 25,416	$ 29,369	$ 78,386	$ 78,933
Accrued interest expense			$ 210,558	$ 197,120